Consolidated Statements of Changes in Partners' Capital and Noncontrolling Interest (USD $)	Total USD ($)		Limited Partner Common Units	Limited Partner Subordinated Units	Limited Partner Interest USD ($)	General Partner Units	General Partner Interest USD ($)	Accumulated Other Comprehensive Income USD ($)	Total Partners Capital USD ($)	Noncontrolling Interest USD ($)
Beginning Balance at Dec. 31, 2009					$ 91,148,000		$ 2,010,000	$ 46,000	$ 93,204,000	$ 0
Balance, shares at Dec. 31, 2009			4,756,000	0		97,000
Net income (loss)	(8,644,000)				(8,471,000)		(173,000)	0	(8,644,000)	0
Unitholder contributions, shares			571,000	0		12,000
Unit holder contributions					11,760,000		240,000	0	12,000,000	0
Issuance of common units to public, net of offering costs	0
Unit holder distributions					(11,545,000)		(234,000)	0	(11,779,000)	0
Net distributions to noncontrolling owners	0
LTIP vesting, shares			44,000	0		0
LTIP vesting					903,000		(903,000)	0	0	0
Tax netting repurchase, shares			(8,000)	0		0
Tax netting repurchase					(171,000)		0	0	(171,000)	0
Unit based compensation, shares	43,809,000
Unit based compensation					0		1,184,000	0	1,184,000	0
Other comprehensive income (loss)	0						0	10,000	10,000	0
Ending Balance at Dec. 31, 2010					83,624,000		2,124,000	56,000	85,804,000	0
Balance, shares at Dec. 31, 2010			5,363,000	0		109,000
Net income (loss)	(11,698,000)	[1]			(11,465,000)		(233,000)	0	(11,698,000)	0
Recapitalization, shares			(4,602,000)	4,526,000		76,000
Recapitalization	0						0	0	0	0
Issuance of common units to public, net of offering costs, shares			3,750,000	0		0
Issuance of common units to public, net of offering costs	69,085,000				69,085,000		0	0	69,085,000	0
Unit holder distributions					(42,682,000)		(864,000)	0	(43,546,000)	0
Net distributions to noncontrolling owners	0
LTIP vesting, shares			62,000	0		0
LTIP vesting					1,286,000		(1,286,000)	0	0	0
Tax netting repurchase, shares			(12,000)	0		0
Tax netting repurchase	(215,000)						0	0	(215,000)
Unit based compensation, shares	62,418,000
Unit based compensation					257,000		1,350,000	0	1,607,000	0
Other comprehensive income (loss)					0		0	359,000	359,000	0
Ending Balance at Dec. 31, 2011	101,396,000				99,890,000		1,091,000	415,000	101,396,000	0
Balance, shares at Dec. 31, 2011			4,561,000	4,526,000		185,000
Acquisition of noncontrolling interest	0						0	0	0	7,407,000
Net income (loss)	(6,508,000)	[1]			(6,379,000)		(129,000)	0	(6,508,000)	256,000
Unitholder contributions, shares	76,019
Unit holder contributions					0		13,000	0	13,000	0
Issuance of common units to public, net of offering costs	0
Unit holder distributions					(15,748,000)		(322,000)	0	(16,070,000)	0
Net distributions to noncontrolling owners	(256,000)	[1]			0		0	0	0	(225,000)
LTIP vesting, shares			98,000	0		0
LTIP vesting					1,888,000		(1,888,000)	0	0	0
Tax netting repurchase, shares			(20,000)	0		0
Tax netting repurchase					(385,000)		0	0	(385,000)	0
Unit based compensation, shares	98,000,000		0	0		0
Unit based compensation					0		1,783,000	0	1,783,000	0
Other comprehensive income (loss)					0		0	(64,000)	(64,000)	0
Ending Balance at Dec. 31, 2012	$ 80,165,000				$ 79,266,000		$ 548,000	$ 351,000	$ 80,165,000	$ 7,438,000
Balance, shares at Dec. 31, 2012			4,639,000	4,526,000		185,000

[1]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.